Operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Operating expenses by nature
Schedule of operating expenses by nature

For the years ended December 31	2024	2023
Employee costs[2,3]	$16,144	$14,533
Office, insurance and other expenses	5,171	5,369
Professional services[3]	3,845	4,412
Total general administration and business development costs	$25,160	$24,314

1.Includes general administration costs and business development costs.

2.Includes stock-based compensation expense of $4.3 million (2023: $5.3 million).

3.Certain costs have been presented within business development costs due to their nature.